Long term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Long-term Investments.
Schedule of long-term investments

		Equity Security With	Equity Securities Without
		Readily Determinable	Readily Determinable Fair
	Equity Method	Fair Values	Values	Total
Balance at December 31, 2018	66,538	77,453	33,150	177,141
Additions	98,000	—	—	98,000
Shares of loss of equity method investees	(162,725)	—	—	(162,725)
Fair value change through earnings	—	12,550	—	12,550
Changes of interest in the equity method investees	5,494	—	—	5,494
Impairment	—	—	(5,000)	(5,000)
Foreign currency translation	—	721	—	721
Balance at December 31, 2019	7,307	90,724	28,150	126,181
Additions	—	—	65,000	65,000
Shares of loss of equity method investees	(2,520)	—	—	(2,520)
Fair value change through earnings	—	(21,975)	—	(21,975)
Foreign currency translation	—	(3,833)	—	(3,833)
Balance at December 31, 2020	4,787	64,916	93,150	162,853
Additions	30,000	—	—	30,000
Shares of loss of equity method investees	(83)	—	—	(83)
Fair value change through earnings	—	(35,330)	—	(35,330)
Foreign currency translation	—	(1,134)	—	(1,134)
Balance at December 31, 2021	34,704	28,452	93,150	156,306

Schedule of carrying amount and fair value of equity securities with readily determinable fair values

			Foreign Currency
Cango Inc.	Cost Basis	Unrealized Loss	Translation	Fair Value
As of December 31, 2020	100,303	(38,205)	2,818	64,916
As of December 31, 2021	100,303	(73,535)	1,684	28,452